Statement to Securityholder
Ally Auto Receivables Trust 2019-2

Distribution Information	Deal Information

1. Distribution Summary	Deal:	Ally Auto Receivables Trust 2019-2

2. Factor Summary	Asset Type:	Consumer Retail

3. Interest Summary	Closing Date:	6/11/2019

4. Collections and Distributions	Bloomberg Ticker:	ALLYA 2019-2

5. Collateral Summary	Collection Period, Begin:	3/1/2020
	Collection Period, End:	3/31/2020
6. Charge-Off and Delinquency Rates	Determination Date:	4/10/2020
	Distribution Date:	4/15/2020
7. Credit Instruments
ABS Investor Relations - Ally Bank as Servicer:
8. Performance Tests	Telephone:	(866) 710-4623
	E-Mail:	securitization@ally.com
9. Asset Representations Delinquency Triggers

10. Supplemental Disclosures
The Class A-1 Notes, Class B Notes, Class C Notes, and Class D Notes have not been registered under the United States Securities Act of 1933, as amended (the "Securities Act"), or the securities laws of any other jurisdiction. The Class A-1 Notes, Class B Notes, Class C Notes, and the Class D Notes are not transferable, other than to a qualified institutional buyer (as defined in Rule 144A) or pursuant to another exemption under the Securities Act, and subject to satisfaction of certain other provisions of the Indenture.

During the January 2020 Collection Period the Servicer successfully converted to a new servicing and accounting technology platform for over four million customers, including the Obligors related to the Receivables and activity disclosed in this Statement to Securityholder. The information in this Statement to Securityholder reflects Collection Period activity as impacted by the servicing and accounting technology platform conversion, including the ongoing resolution of a limited conversion backlog with respect to certain servicing activities and the implementation of certain information technology coding changes.

During the March 2020 Collection Period the Servicer announced programs to support customers, employees, and communities during the COVID-19 pandemic, including a program that allows consumer automotive customers to defer their payments for up to 120 days (the “Consumer Automotive Support Program”). A significant number of our consumer automotive customers have enrolled in the Consumer Automotive Support Program.

Statement to Securityholder
Ally Auto Receivables Trust 2019-2
1. Distribution Summary

Class	CUSIP	Initial Note	Beginning Note	Note Rate	Principal	Interest	Pass Through	Total	Principal	Interest	Ending Note
		Principal Balance	Principal Balance		Distribution	Distribution	Distribution	Distribution	Carryover Shortfall	Carryover Shortfall	Principal Balance
								(3) + (4) + (5) = (6)			(1) - (3) - (7) = (9)
			(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)	(9)
A-1	02008QAA8	260,000,000.00	0.00	2.40000000	0.00	0.00	N/A	0.00	0.00	0.00	0.00
A-2	02008QAB6	359,000,000.00	266,542,179.80	2.34000000	28,914,897.88	519,757.25	N/A	29,434,655.13	0.00	0.00	237,627,281.92
A-3	02008QAC4	359,000,000.00	359,000,000.00	2.23000000	0.00	667,141.67	N/A	667,141.67	0.00	0.00	359,000,000.00
A-4	02008QAD2	80,220,000.00	80,220,000.00	2.26000000	0.00	151,081.00	N/A	151,081.00	0.00	0.00	80,220,000.00
B	02008QAE0	22,420,000.00	22,420,000.00	2.54000000	0.00	47,455.67	N/A	47,455.67	0.00	0.00	22,420,000.00
C	02008QAF7	17,380,000.00	17,380,000.00	2.74000000	0.00	39,684.33	N/A	39,684.33	0.00	0.00	17,380,000.00
D	02008QAG5	12,330,000.00	12,330,000.00	2.99000000	0.00	30,722.25	N/A	30,722.25	0.00	0.00	12,330,000.00
Certificates	N/A	N/A	N/A	N/A	N/A	N/A	1,583,469.16	1,583,469.16	N/A	N/A	N/A
Deal Totals		1,110,350,000.00	757,892,179.80		28,914,897.88	1,455,842.17	1,583,469.16	31,954,209.21	0.00	0.00	728,977,281.92

Statement to Securityholder
Ally Auto Receivables Trust 2019-2
2. Factor Summary
(Amount per $1,000 of Original Principal)

Class	Beginning Note Pool Factor	Principal Distribution Factor	Interest Distribution Factor	Total Distribution Factor	Interest Carryover Shortfall Factor	Ending Note Pool Factor

A-1	0.0000000	0.0000000	0.0000000	0.0000000	0.0000000	0.0000000
A-2	742.4573253	80.5428910	1.4477918	81.9906828	0.0000000	661.9144343
A-3	1,000.0000000	0.0000000	1.8583333	1.8583333	0.0000000	1,000.0000000
A-4	1,000.0000000	0.0000000	1.8833333	1.8833333	0.0000000	1,000.0000000
B	1,000.0000000	0.0000000	2.1166668	2.1166668	0.0000000	1,000.0000000
C	1,000.0000000	0.0000000	2.2833331	2.2833331	0.0000000	1,000.0000000
D	1,000.0000000	0.0000000	2.4916667	2.4916667	0.0000000	1,000.0000000

Beginning Aggregate Note Pool Factor:	682.5705226
Ending Aggregate Note Pool Factor:	656.5292763

Beginning Reserve Account Balance Factor:	1,000.0000000
Reserve Account Draw, distributed to Noteholders, Factor:	0.0000000
Reserve Account Draw, distributed to Certificateholders, Factor:	0.0000000
Ending Reserve Account Balance Factor:	1,000.0000000

Statement to Securityholder
Ally Auto Receivables Trust 2019-2

3. Interest Summary

A. Target Interest Summary

Class	Beginning Note Principal Balance	Interest Accrual Period, Start	Interest Accrual Period, End	Accrual Methodology	Applicable Index	Margin	Fixed	Note Rate	Target Interest Distribution
A-1	0.00	3/16/2020	4/14/2020	Actual/360	N/A	N/A	2.40000000	2.40000000	0.00
A-2	266,542,179.80	3/16/2020	4/14/2020	30/360	N/A	N/A	2.34000000	2.34000000	519,757.25
A-3	359,000,000.00	3/16/2020	4/14/2020	30/360	N/A	N/A	2.23000000	2.23000000	667,141.67
A-4	80,220,000.00	3/16/2020	4/14/2020	30/360	N/A	N/A	2.26000000	2.26000000	151,081.00
B	22,420,000.00	3/16/2020	4/14/2020	30/360	N/A	N/A	2.54000000	2.54000000	47,455.67
C	17,380,000.00	3/16/2020	4/14/2020	30/360	N/A	N/A	2.74000000	2.74000000	39,684.33
D	12,330,000.00	3/16/2020	4/14/2020	30/360	N/A	N/A	2.99000000	2.99000000	30,722.25

B. Interest Payment Amount Summary

Class	Beginning Unpaid Interest Carryover Shortfall	Target Interest Distribution	Interest Shortfall Amount Allocated/(Repaid)	Actual Interest Distribution (2) - (3) = (4)	Remaining Unpaid Interest Carryover Shortfall (1) - (3) = (5)
	(1)	(2)	(3)	(4)	(5)
A-1	0.00	0.00	0.00	0.00	0.00
A-2	0.00	519,757.25	0.00	519,757.25	0.00
A-3	0.00	667,141.67	0.00	667,141.67	0.00
A-4	0.00	151,081.00	0.00	151,081.00	0.00
B	0.00	47,455.67	0.00	47,455.67	0.00
C	0.00	39,684.33	0.00	39,684.33	0.00
D	0.00	30,722.25	0.00	30,722.25	0.00
Deal Totals	0.00	1,455,842.17	0.00	1,455,842.17	0.00

Statement to Securityholder
Ally Auto Receivables Trust 2019-2
4. Collections and Distributions

Collections
Receipts During the Period	32,203,959.62
Administrative Purchase Payments	150,158.80
Warranty Payments	0.00
Liquidation Proceeds Including Recoveries (Net of Liquidation Expenses)	249,982.58
Other Fees or Expenses Paid	0.00
Total Collections	32,604,101.00

Beginning Reserve Account Balance	2,802,495.09
Total Available Amount	35,406,596.09

Distributions
Total Available Amount	35,406,596.09
Basic Servicing Fee	648,391.79
Amounts owing to the Asset Representations Reviewer, Indenture Trustee, and Vote Tabulation Agent in connection with an Asset Representations Review	0.00
Aggregate Class A Interest Distributable Amount	1,337,979.92
First Priority Principal Distributable Amount	0.00
Aggregate Class B Interest Distributable Amount	47,455.67
Second Priority Principal Distributable Amount	0.00
Aggregate Class C Interest Distributable Amount	39,684.33
Third Priority Principal Distributable Amount	0.00
Aggregate Class D Interest Distributable Amount	30,722.25
Fourth Priority Principal Distributable Amount	8,736,933.20
Reserve Account Deposit	2,802,495.09
Noteholders' Regular Principal Distributable Amount	20,177,964.68
Indenture Trustee expenses	0.00
Unpaid Fees due to Owner Trustee, Indenture Trustee, Administrator and Asset Representations Reviewer	1,500.00
Excess Total Available Amount to the Certificateholders	1,583,469.16

Supplemental Servicing Fees	60,607.79
Other Fees or Expenses Accrued	0.00
Liquidation Expenses	13,200.00

Statement to Securityholder
Ally Auto Receivables Trust 2019-2

5. Collateral Summary

A. Balances

		Original Balance	Beginning Balance	Balance at End of Collection Period	Replacements	Ending Balance Including Replacements
Deal Totals	Number of Receivables	66,351	54,183	52,857	20	52,877
	Aggregate Receivables Principal Balance	1,120,998,037.60	778,070,144.48	748,909,563.26	245,683.34	749,155,246.60
	Aggregate Amount Financed	1,120,998,037.60	778,070,144.48	748,909,563.26	245,683.34	749,155,246.60
There have been 20 receivables with an Aggregate Receivables Principal Balance of $245,683.34 with respect to which material breaches of pool asset representations or warranties or transaction covenants have occurred, which were replaced with substitute receivables by the Seller in accordance with the terms of the Basic Documents during the Collection Period.

B. Pool Composition - Weighted Averages

	Inception	Beginning	Ending	Inception	Beginning	Ending	Inception	Beginning	Ending
	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted
	Average	Average	Average	Average	Average	Average	Average	Average	Average
	Coupon	Coupon	Coupon	Original	Original	Original	Remaining	Remaining	Remaining
				Maturity	Maturity	Maturity	Maturity	Maturity	Maturity
Deal Totals	7.00000000	7.09773431	7.10871481	66.15	66.58	66.60	56.60	48.36	47.58

C. Pool Composition - Prepayments

Month	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Monthly	1.51%	1.20%	1.49%	1.49%	1.37%	1.40%	1.19%	1.31%	1.28%	1.32%	1.25%

Month	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Monthly

Month	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Monthly

Statement to Securityholder
Ally Auto Receivables Trust 2019-2

6. Charge-Off and Delinquency Rates

A. Current

	Charge-Off Rate					Delinquency Rate
	Average Aggregate Amount Financed	Number of Units Charged-Off	Net Charge-Offs	Average Net Charge-Offs	Loss Rate	Total Accounts	Accounts over 60	Percent Delinquent
Current	763,489,853.87	44	279,481.64	6,351.86	0.4393%	52,857	179	0.3386%
Preceding	793,360,748.84	36	53,111.55	1,475.32	0.0803%	54,183	190	0.3507%
Next Preceding	823,975,459.24	42	488,840.52	11,639.06	0.7119%	55,544	224	0.4033%
Third Preceding	855,279,297.32	43	328,236.82	7,633.41	0.4605%	Three Month Average		0.3642%
Four Month Average					0.4230%
B. Cumulative

	Aggregate Amount	Cumulative Net	Cumulative Loss Rate	Delinquency	Total	Total Balance	Percent
	Financed	Charge-Offs		Stratification	Accounts		Delinquent
Totals	1,120,998,037.60	2,806,147.42	0.2503%	31 - 60 days	448	6,354,699.20	0.8485%
The information contained in this report is defined or determined in a manner consistent with the prospectus for Ally Auto Receivables				61 - 90 days	122	1,749,551.08	0.2336%
Trust 2019-2 related to delinquencies, charge-offs or uncollectible accounts.				91 - 120 days	54	690,208.23	0.0922%
				> 120 days	3	56,522.65	0.0075%
There have been no material changes in determining delinquencies, charge-offs or uncollectible amounts.

				Bankruptcies		Total Accounts	Total Balance
				Prior Period[1]		185	2,564,421.24
				Additions		27	359,250.59
1. Total Balance for Prior Period reflects the aggregate balance as of the last day of the related Collection Period.				Removals[2]		4	38,559.63
2. Removals include bankruptcies returned to active status, bankruptcies paid-in-full, and charge-offs on prior period bankruptcies.				Ending Inventory		208	2,885,112.20

7. Credit Instruments

A. Reserve Accounts

Account	Initial Balance	Beginning Balance	ADDITIONS	REDUCTIONS		Ending Balance	Specified Reserve Account Balance
				Draws	Releases
Cash Reserve	2,802,495.09	2,802,495.09	0.00	0.00	0.00	2,802,495.09	2,802,495.09

Statement to Securityholder
Ally Auto Receivables Trust 2019-2
8. Performance Tests

Event of Default	All Tests Passed
Servicer Default	All Tests Passed
Asset Representations Review Delinquency Trigger	PASS
Overcollateralization Target reached?	YES
Initial Overcollateralization	10,648,037.60
Current Overcollateralization	20,177,964.68
Overcollateralization Target	20,177,964.68

9. Asset Representations Delinquency Triggers

Period	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Trigger Level	1.76%	1.76%	1.76%	1.76%	1.76%	1.76%	1.76%	1.76%	1.76%	1.76%	1.76%	1.76%	2.21%	2.21%	2.21%	2.21%	2.21%	2.21%	2.21%	2.21%
61+ Delinquencies	0.01%	0.12%	0.22%	0.24%	0.25%	0.27%	0.32%	0.34%	0.43%	0.34%	0.33%

Period	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Trigger Level	2.21%	2.21%	2.21%	2.21%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.76%	2.76%	2.76%	2.76%
61+ Delinquencies

Period	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Trigger Level	2.76%	2.76%	2.76%	2.76%	2.76%	2.76%	2.76%	2.76%	2.76%	2.76%	2.76%	2.76%	2.76%	2.76%	2.76%	2.76%	2.76%	2.76%	2.76%	2.76%
61+ Delinquencies

10. Supplemental Disclosures

Number of Receivables extended during the current Collection Period	5,842
Other than as disclosed above in Section 10 of this Statement to Securityholder, there have been no material modifications, extensions, or waivers relating to the terms of or fees, penalties or payments on, pool assets during the distribution period or that, cumulatively, have become material over time.

This Servicer Certificate relates only to AART 2019-2. This Servicer Certificate should not be relied upon with respect to any other security. The information contained herein is only an indication of past performance and does not predict how AART 2019-2 will perform in the future.